OPTIONS (Details 1)	12 Months Ended
Jun. 30, 2022 CAD ($) $ / shares shares
Statement [Line Items]
Outstanding options	5,100,000
Grant Date One
Statement [Line Items]
Expiry date	Feb. 24, 2023
Outstanding options	600,000
Options exercisable	600,000
Exercise price | $ / shares	$ 0.25
Fair value expense | $	$ 103,838
Grant Date Two
Statement [Line Items]
Expiry date	Apr. 06, 2023
Outstanding options	3,000,000
Options exercisable	3,000,000
Exercise price | $ / shares	$ 0.25
Fair value expense | $	$ 369,426
Grant Date Three
Statement [Line Items]
Expiry date	May 05, 2023
Outstanding options	1,500,000
Options exercisable	1,500,000
Exercise price | $ / shares	$ 0.45
Fair value expense | $	$ 396,036